Right Of Use Assets - Summary of Information about Right of Use Assets (Detail) - Office space - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 33,160
Ending balance	35,236	$ 33,160
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	72,010	53,286
Additions	15,973	6,863
Acquired on acquisition of a subsidiary	165
Expired and early termination	(2,373)	(1,902)
Currency alignment	(5,016)	(2,365)
Lease modification	6,914	16,128
Ending balance	87,673	72,010
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	38,850	24,065
Additions	18,755	17,768
Expired and early termination	(2,373)	(1,902)
Currency alignment	(2,795)	(1,081)
Ending balance	$ 52,437	$ 38,850